Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price U.S. Treasury Intermediate Index Fund- Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
T. Rowe Price U.S. Treasury Intermediate Index Fund-I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	11
Expense Example, with Redemption, 3 Years	53
Expense Example, with Redemption, 5 Years	99
Expense Example, with Redemption, 10 Years	235
T. Rowe Price U.S. Treasury Intermediate Index Fund-Z Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price U.S. Treasury Long-Term Index Fund- Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	204
Expense Example, with Redemption, 10 Years	472
T. Rowe Price U.S. Treasury Long-Term Index Fund-I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	29
Expense Example, with Redemption, 5 Years	51
Expense Example, with Redemption, 10 Years	115
T. Rowe Price U.S. Treasury Long-Term Fund Index-Z Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price U.S. Treasury Money Fund- Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
T. Rowe Price U.S. Treasury Money Fund-I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	124
Expense Example, with Redemption, 10 Years	280
T. Rowe Price U.S. Treasury Money Fund-Z Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0